Document And Entity Information	May 21, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 21, 2024
Entity Registrant Name	Regional Management Corp.
Entity Central Index Key	0001519401
Entity Emerging Growth Company	false
Entity File Number	001-35477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road, Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	(864)
Local Phone Number	448-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on May 21, 2024 (the “Original Form 8-K”) to correct the following figures shown on slide 27 of the presentation furnished as Exhibit 99.1 thereto: (i) Total ENR dollar amount and portfolio mix percentages; (ii) Total 30+ delinquency dollar amount, portfolio mix percentages, and rates; (iii) Total loan loss reserve dollar amount, portfolio mix percentages, and rates; and (iv) Total loan loss reserves as a percentage of ENR in footnote 4. Slide 27 of the presentation has been corrected in Exhibit 99.1 to this Amendment. No other changes have been made to the Original Form 8-K or the presentation slides furnished therewith.